Provisions and Adjustments and Amounts Applied for All Plans by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Reserve [Roll Forward]
Beginning Balance	$ 8,608	$ 14,475
Provisions and adjustments	12,919	14,345
Amounts applied	(9,228)	(17,875)
Change in estimates	(3,041)	(2,337)
Ending Balance	9,258	8,608
Operating Segments [Member] | Dental Consumables, Endodontic and Dental Laboratory Businesses
Restructuring Reserve [Roll Forward]
Beginning Balance	1,343	9,758
Provisions and adjustments	7,821	1,476
Amounts applied	(2,693)	(8,455)
Change in estimates	(1,199)	(1,436)
Ending Balance	5,272	1,343
Operating Segments [Member] | Healthcare, Orthodontic and Implant Businesses
Restructuring Reserve [Roll Forward]
Beginning Balance	6,479	4,546
Provisions and adjustments	4,405	11,379
Amounts applied	(5,388)	(8,545)
Change in estimates	(1,668)	(901)
Ending Balance	3,828	6,479
Operating Segments [Member] | Select Developed and Emerging Markets Businesses
Restructuring Reserve [Roll Forward]
Beginning Balance	412	171
Provisions and adjustments	333	799
Amounts applied	(545)	(558)
Change in estimates	(109)	0
Ending Balance	91	412
Corporate, Non-Segment [Member]
Restructuring Reserve [Roll Forward]
Beginning Balance	374	0
Provisions and adjustments	360	691
Amounts applied	(602)	(317)
Change in estimates	(65)	0
Ending Balance	$ 67	$ 374